Combined Statement of Financial Condition (Parenthetical) $ in Thousands	Sep. 30, 2017 USD ($) $ / shares
Investment in Gold, at cost	$ 13,592	[1]
Common stock, par value | $ / shares	$ 0
SPDR Long Dollar Gold Trust [Member]
Investment in Gold, at cost	$ 13,592	[1]
Common stock, par value | $ / shares	$ 0
Investment in Gold [Member]
Investment in Gold, at cost	$ 13,592	[1]
Investment in Gold [Member] | SPDR Long Dollar Gold Trust [Member]
Investment in Gold, at cost	$ 13,592	[1]

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.